Investment Strategy	Sep. 30, 2024
(Eaton Vance CLO Investment Grade Income ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to track the performance of any particular index. The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade-rated debt  tranches of collateralized loan obligations (“CLOs”) of any maturity. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser. The Fund will not invest in any CLO equity security or in any CLO debt security rated below BB-/Ba3 or if unrated, determined to be of comparable credit quality by the Adviser. For purposes of complying with its 80% investment policy, the Fund may invest in CLO investments directly or indirectly, for example by investing in closed-end funds and exchange-traded funds (“ETFs”) or derivatives that provide investment and economic exposure to investment-grade rated CLO debt investments. The Fund will provide shareholders with at least sixty days’ written notice of any change in this 80% investment policy.
For purposes of the Fund’s investment policies,  CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants.  The Fund may purchase CLO securities both in the primary (e.g., purchased directly from the issuer) and secondary markets. The Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, an analysis of the  CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this security-level analysis, combined with a top-down overlay which incorporates the Adviser’s credit views as well as risk factor positioning. The Fund intends to invest primarily in CLO securities that are U.S.-dollar denominated. However, the Fund may from time to time invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase up to 20% of its net assets in other types of investment grade-rated fixed-rate or floating-rate bonds that are not CLOs; shares of  ETF and closed end funds; below investment grade  CLOs, non-US denominated investment grade CLOs; and private credit CLOs. Private credit CLOs, often commonly referred to as “middle-market” CLOs, are collateralized by directly-originated loans to generally small or medium-sized firms and/or by loans of a small or medium size. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLO securities. The Fund’s use of derivatives will be limited to currency forward contracts or futures contracts to hedge certain foreign currency exposure. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. The Fund’s portfolio management utilizes the information provided by, and the expertise of affiliates in making investment decisions. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
When deemed by the Adviser to be relevant to its evaluation of  creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

(Eaton Vance High Income Municipal ETF)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will primarily invest in “high yield” municipal obligations under normal market conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations,  U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In pursuing its objective, the Fund normally acquires municipal obligations with  maturities of ten years or more, but may acquire securities with shorter maturities.
The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.
The Adviser’s process for selecting obligations for purchase and sale emphasizes the  creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.
The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The fund also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.